Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
The Lincoln Electric Company Employee Savings Plan
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)

The Lincoln Electric Company

Employee Savings Plan

 EIN:  34-0359955          Plan Number:  005

Form 5500, Schedule H, Line 4i—Schedule of Assets

(Held at End of Year)

December 31, 2025

Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
Common/Collective Trusts:
*Fidelity	T. Rowe Price Blue Chip Growth Trust T2	**	$131,807,759
*Fidelity	Vanguard Retirement Savings Trust IV	**	42,107,242
*Correll Co	Reliance MetLife Stable Value Fund Series 25053	**	200,765
*Fidelity	FIAM Core Plus Commingled Pool Class J	**	39,055,264
*Fidelity	Vanguard Target Retirement 2020 Trust II	**	8,316,174
*Fidelity	Vanguard Target Retirement 2025 Trust II	**	39,326,147
*Fidelity	Vanguard Target Retirement 2030 Trust II	**	57,080,515
*Fidelity	Vanguard Target Retirement 2035 Trust II	**	58,197,730
*Fidelity	Vanguard Target Retirement 2040 Trust II	**	57,110,972
*Fidelity	Vanguard Target Retirement 2045 Trust II	**	45,778,853
*Fidelity	Vanguard Target Retirement 2050 Trust II	**	52,202,063
*Fidelity	Vanguard Target Retirement 2055 Trust II	**	47,702,137
*Fidelity	Vanguard Target Retirement 2060 Trust II	**	31,674,573
*Fidelity	Vanguard Target Retirement 2065 Trust II	**	10,238,284
*Fidelity	Vanguard Target Retirement 2070 Trust II	**	1,549,070
*Fidelity	Vanguard Institutional Target Retirement Inc	**	6,128,811
*Fidelity	Spartan 500 Index Pool Class C	**	134,887,340
*Fidelity	Spartan Large Cap Growth Index Pool Class C	**	16,158,112
*Fidelity	Spartan Large Cap Value Index Pool Class C	**	5,178,770
*Fidelity	Spartan Extended Market Index Pool Class C	**	12,084,155
*Fidelity	Spartan Small Cap Index Pool Class C	**	34,133,843
*Fidelity	Spartan Total International Index Pool Class C	**	21,444,281
			852,362,860
Registered investment companies:
*Fidelity	American Washington Mutual Fund	**	41,890,000
*Fidelity	Fidelity Mid Cap Growth Index Fund	**	32,806,974
*Fidelity	Vanguard Mid-Cap Value Index Fund Admiral Shares	**	23,723,867
*Fidelity	Fidelity Diversified International	**	24,826,214
*Fidelity	American Funds EUPAC Fund Class R-6	**	17,448,167
*Fidelity	Dodge & Cox Balanced Fund	**	39,391,532
*Fidelity	TCW MetWest Low Duration Bond Fund Class I	**	12,206,323
*Fidelity	Vanguard Treasury Money Market Fund Investor Shares	**	14,555,360
			206,848,437

*Fidelity BrokerageLink	Self-directed brokerage accounts	**	37,845,069
*Lincoln Electric Stock	702,603 Common Shares	**	168,399,752
*Participant loans	Loans bearing interest at rates ranging from 3.25% to 10.5%	$ —	16,358,531
Total assets			$1,281,814,649
* Denotes party-in-interest
** Cost information is omitted due to transactions being participant directed.